ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES	12 Months Ended
Dec. 31, 2014
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES [Abstract]
ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

NOTE 6:-   ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES

	December 31,
	2013	2014

Accrued expenses	$5,303	$9,528
Hedging transaction liability	474	3,292
Uncertain tax positions	-	1,098
Deferred tax liability	126	268

	$5,903	$14,186